Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 6	$ (3)
Foreign Exchange Forward Contracts [Member] | Other Income and Expenses, Net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 6	$ (3)